Reinsurance (Tables)	12 Months Ended
Dec. 31, 2012
Insurance [Abstract]
Life insurance fees, earned premiums and other

	For the years ended December 31,
	2012	2011	2010
Gross fee income, earned premiums and other	$8,500	$9,292	$9,431
Reinsurance assumed	137	134	192
Reinsurance ceded	(524)	(524)	(576)
Net fee income, earned premiums and other	$8,113	$8,902	$9,047

Effect of reinsurance on property and casualty premiums written and earned

	For the years ended December 31,
Premiums Written	2012	2011	2010
Direct	$10,405	$10,368	$10,070
Assumed	230	226	234
Ceded	(788)	(742)	(619)
Net	$9,847	$9,852	$9,685
Premiums Earned
Direct	$10,484	$10,337	$10,105
Assumed	205	225	256
Ceded	(796)	(688)	(668)
Net	$9,893	$9,874	$9,693